Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Investments
Investments

2. Investments

The Company’s available‑for‑sale investments are summarized as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
September 30, 2019	Cost or Cost	Gains	Losses	Value
	(in thousands)
Fixed maturities:
U.S. Governments	$13,085	$461	$(7)	$13,539
States, territories, and possessions	2,300	169	—	2,469
Political subdivisions	1,922	33	—	1,955
Special revenue excluding mortgage/asset-backed securities	17,762	614	(3)	18,373
Industrial and miscellaneous	123,835	5,051	(31)	128,855
Mortgage/asset-backed securities	57,719	1,090	(14)	58,795
Total available-for-sale investments	$216,623	$7,418	$(55)	$223,986

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2018	Cost or Cost	Gains	Losses	Value
	(in thousands)
Fixed maturities:
U.S. Governments	$15,299	$96	$(126)	$15,269
States, territories, and possessions	1,227	—	(6)	1,221
Political subdivisions	825	—	(10)	815
Special revenue excluding mortgage/asset-backed securities	12,429	115	(91)	12,453
Industrial and miscellaneous	65,885	192	(951)	65,126
Mortgage/asset-backed securities	27,284	133	(81)	27,336
Total available-for-sale investments	$122,949	$536	$(1,265)	$122,220

Security holdings in an unrealized loss position

As of September 30, 2019, the Company held 39 fixed maturity securities in an unrealized loss position with a total estimated fair value of $18.3 million and total gross unrealized losses of $0.1 million. As of December 31, 2018, the Company held 173 fixed maturity securities in an unrealized loss position with a total estimated fair value of $73.8 million and total gross unrealized losses of $1.3 million.

The aggregate fair value and gross unrealized losses of the Company’s investments aggregated by investment category and the length of time these individual securities have been in a continuous unrealized loss position as of September 30, 2019 and December 31, 2018, are as follows:

	Less Than 12 Months		More Than 12 Months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
September 30, 2019	Value	Losses	Value	Losses	Value	Losses
	(in thousands)
Fixed maturity securities:
U.S. Governments	1,485	—	$1,824	$(7)	$3,309	$(7)
States, territories, and possessions	—	—	—	—	—	—
Political subdivisions	546	—	—	—	546	—
Special revenue excluding mortgage/asset-backed securities	569	(1)	997	(2)	1,566	(3)
Industrial and miscellaneous	3,936	(22)	3,457	(9)	7,393	(31)
Mortgage/asset-backed securities	5,261	(13)	263	(1)	5,524	(14)
Total	$11,797	$(36)	$6,541	$(19)	$18,338	$(55)

	Less Than 12 Months		More Than 12 Months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
December 31, 2018	Value	Losses	Value	Losses	Value	Losses
	(in thousands)
Fixed maturity securities:
U.S. Governments	$1,970	$(25)	$6,197	$(101)	$8,167	$(126)
States, territories, and possessions	719	(5)	501	(1)	1,220	(6)
Political subdivisions	264	(1)	550	(9)	814	(10)
Special revenue excluding mortgage/asset-backed securities	1,706	(14)	5,916	(77)	7,622	(91)
Industrial and miscellaneous	30,544	(556)	14,913	(395)	45,457	(951)
Mortgage/asset-backed securities	6,653	(39)	3,830	(42)	10,483	(81)
Total	$41,856	$(640)	$31,907	$(625)	$73,763	$(1,265)

The Company considers the following factors in determining whether declines in the fair value of investments are other‑than‑temporary:

•	The significance of the decline in fair value compared to the cost basis,
•	The time period during which there has been a significant decline in fair value,
•	Whether the unrealized loss is credit‑driven or a result of changes in market interest rates,
•	A fundamental analysis of the business prospects and financial condition of the issuer,
•	The Company’s intent to sell the securities as of each reporting date, and
•	If the Company does not expect to recover the entire amortized cost basis or cost of the investment.

Based on the Company’s reviews as of September 30, 2019 and December 31, 2018, the Company determined that the fixed maturity securities’ unrealized losses were primarily the result of the interest rate environment and not the credit quality of the issuers. None of the fixed maturity securities were determined to be other‑than‑temporarily impaired. The Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before the recovery of their amortized cost basis. Therefore, none of the fixed maturity securities were written down during the respective periods.

Contractual maturities of available‑for‑sale fixed maturity securities

The amortized cost and fair value of fixed maturity securities at September 30, 2019, by contractual maturity, are shown below.

	Amortized	Fair
	Cost	Value
	(in thousands)
Due within one year	$7,098	$7,099
Due after one year through five years	68,726	69,853
Due after five years through ten years	55,711	59,609
Due after ten years	27,369	28,630
Mortgage and asset-backed securities	57,719	58,795
	$216,623	$223,986

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

Net investment income summary

Net investment income is summarized as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
	(in thousands)		(in thousands)
Interest income	$1,678	$816	$4,140	$2,083
Dividend income	132	118	299	365
Investment expense	(81)	(69)	(267)	(237)
Net investment income	$1,729	$865	$4,172	$2,211

Net realized and unrealized investment gains and losses

The following table presents net realized and unrealized investment gains and losses:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
	(in thousands)		(in thousands)
Realized gains:
Gains on sales of fixed maturity securities	$38	$11	$135	$20
Gains on sales of equity securities	—	18	64	421
Total realized gains	38	29	199	441
Realized losses:
Losses on sales of fixed maturity securities	(1)	(102)	(70)	(257)
Losses on sales of equity securities	(21)	(229)	(174)	(4,287)
Total realized losses	(22)	(331)	(244)	(4,544)
Net realized investment gains (losses)	16	(302)	(45)	(4,103)
Net unrealized gains on equity securities	345	1,638	3,310	5,072
Net realized and unrealized gains on investments	$361	$1,336	$3,265	$969

Proceeds from the sale of fixed maturity securities were $28.8 million and $32.4 million for the three months ended September 30, 2019 and September 30, 2018, respectively. Proceeds from the sale of fixed maturity securities were $88.1 million and $62.3 million for the nine months ended September 30, 2019 and September 30, 2018, respectively.

The Company places securities on statutory deposit with certain state agencies to retain the right to do business in those states. These securities are included in available‑for‑sale investments on the balance sheet. At September 30, 2019 and December 31, 2018, the carrying value of securities on deposit with state regulatory authorities was $5.1 million.

3. Investments

The Company’s available‑for‑sale investments are summarized as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2018	Cost or Cost	Gains	Losses	Value
		(in thousands)
Fixed maturities:
U.S. Governments	$15,299	$96	$(126)	$15,269
States, territories, and possessions	1,227	—	(6)	1,221
Political subdivisions	825	—	(10)	815
Special revenue excluding mortgage/asset‑backed securities	12,429	115	(91)	12,453
Industrial and miscellaneous	65,885	192	(951)	65,126
Mortgage/asset‑backed securities	27,284	133	(81)	27,336
Total available‑for‑sale investments	$122,949	$536	$(1,265)	$122,220

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2017	Cost or Cost	Gains	Losses	Value
		(in thousands)
Fixed maturities:
U.S. Governments	$13,393	$—	$(108)	$13,285
States, territories, and possessions	3,188	10	(1)	3,197
Political subdivisions	4,118	—	(51)	4,067
Special revenue excluding mortgage/asset‑backed securities	24,039	42	(167)	23,914
Industrial and miscellaneous	44,582	150	(201)	44,531
Mortgage/asset‑backed securities	12,981	2	(64)	12,919
Total fixed maturities	102,301	204	(592)	101,913
Equity securities	19,569	4,126	(109)	23,586
Total available‑for‑sale investments	$121,870	$4,330	$(701)	$125,499

Security holdings in an unrealized loss position

As of December 31, 2018, the Company held 173 fixed maturity securities in an unrealized loss position with a total estimated fair value of $73.8 million and total gross unrealized losses of $1.3 million. None of the fixed maturity securities with unrealized losses has ever missed, or been delinquent on, a scheduled principal or interest payment. As of December 31, 2017, the Company held 125 fixed maturity securities in an unrealized loss position with a total estimated fair value of $80.2 million and total gross unrealized losses of $0.6 million. None of the fixed maturity securities with unrealized losses has ever missed, or been delinquent on, a scheduled principal or interest payment. As of December 31, 2017, the Company held 16 equity securities in an unrealized loss position with a total estimated fair value of $2.8 million and total gross unrealized losses of $0.1 million.

The aggregate fair value and gross unrealized losses of the Company’s investments aggregated by investment category and the length of time these individual securities have been in a continuous unrealized loss position as of December 31, 2018 and 2017, are as follows:

	Less Than 12 Months		More Than 12 Months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
At December 31, 2018	Value	Losses	Value	Losses	Value	Losses
	(in thousands)
Fixed maturity securities:
U.S. Governments	$1,970	$(25)	$6,197	$(101)	$8,167	$(126)
States, territories, and possessions	719	(5)	501	(1)	1,220	(6)
Political subdivisions	264	(1)	550	(9)	814	(10)
Special revenue excluding mortgage/asset‑backed securities	1,706	(14)	5,916	(77)	7,622	(91)
Industrial and miscellaneous	30,544	(556)	14,913	(395)	45,457	(951)
Mortgage/asset‑backed securities	6,653	(39)	3,830	(42)	10,483	(81)
	$41,856	$(640)	$31,907	$(625)	$73,763	$(1,265)

	Less Than 12 Months		More Than 12 Months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
At December 31, 2017	Value	Losses	Value	Losses	Value	Losses
	(in thousands)
Fixed maturity securities:
U.S. Governments	$11,426	$(89)	$1,858	$(19)	$13,284	$(108)
States, territories, and possessions	1,568	(1)	—	—	1,568	(1)
Political subdivisions	2,996	(24)	1,071	(27)	4,067	(51)
Special revenue excluding mortgage/asset‑backed securities	17,109	(129)	2,140	(38)	19,249	(167)
Industrial and miscellaneous	23,914	(137)	4,463	(64)	28,377	(201)
Mortgage/asset‑backed securities	7,588	(31)	3,298	(33)	10,886	(64)
Total fixed maturity	64,601	(411)	12,830	(181)	77,431	(592)
Equity securities	1,995	(57)	807	(52)	2,802	(109)
	$66,596	$(468)	$13,637	$(233)	$80,233	$(701)

The Company considers the following factors in determining whether declines in the fair value of investments are other‑than‑temporary:

•	The significance of the decline in fair value compared to the cost basis,
•	The time period during which there has been a significant decline in fair value,
•	Whether the unrealized loss is credit‑driven or a result of changes in market interest rates,
•	A fundamental analysis of the business prospects and financial condition of the issuer,
•	For fixed maturity securities, the Company’s intent to sell the securities as of each reporting date,
•	If the Company does not expect to recover the entire amortized cost basis or cost of the investment,
•	For equity securities, the general macro‑economic outlook for the underlying economy represented, and
•	For equity securities, the Company’s ability and intent to hold the investments for a period of time sufficient to allow for any anticipated recovery in fair value.

Based on the Company’s reviews as of December 31, 2018 and 2017, the Company determined that the fixed maturity securities’ unrealized losses were primarily the result of the interest rate environment and not the credit quality of the issuers. None of the fixed maturity securities were determined to be other‑than‑temporarily impaired. The company does not intend to sell the investments and it is not more likely than not that that the Company will be required to sell the investments before the recovery of their amortized cost basis. Therefore, none of the fixed maturity securities were written down during the respective years.

Based on the Company’s reviews as of December 31, 2017, the Company determined that the unrealized losses of the equity securities lots were temporary due to the severity of the declines. The Company had the ability and intent to hold these investments until a recovery of fair value. Therefore, none of the equity securities were written down at December 31, 2017 and the remaining unrealized losses of equity securities at that time were recognized to retained earnings upon adoption of ASU 2016‑01 on January 1, 2018. See “Recent Accounting Pronouncements.”

Contractual maturities of available‑for‑sale fixed maturity securities

The amortized cost and fair value of fixed maturity securities at December 31, 2018, by contractual maturity, are shown below.

	2018
	Amortized	Fair
	Cost	Value
	(in thousands)
Due within one year	$2,621	$2,614
Due after one year through five years	50,677	49,802
Due after five years through ten years	32,471	32,518
Due after ten years	9,896	9,950
Mortgage and asset‑backed securities	27,284	27,336
	$122,949	$122,220

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

Change in unrealized gains (losses) of investments

The following table presents the change in available‑for‑sale gross unrealized gains or losses by investment type:

	Years Ended
	December 31,
	2018	2017	2016
	(in thousands)
Change in net unrealized gains (losses)
Fixed maturities	$(341)	$(6)	$(60)
Equity securities	—	2,232	2,269
Net (decrease) increase	$(341)	$2,226	$2,209

Net investment income summary

Net investment income is summarized as follows:

	Years Ended
	December 31,
	2018	2017	2016
	(in thousands)
Interest income	$3,036	$1,916	$1,425
Dividend income	514	514	472
Less: investment expense	(312)	(305)	(282)
Net investment income	$3,238	$2,125	$1,615

Net realized and unrealized investment gains and losses

The following table presents net realized and unrealized investment gains and losses:

	Years Ended
	December 31,
	2018	2017	2016
	(in thousands)
Realized gains:
Gains on sales of fixed maturity securities	$19	$3	$56
Gains on sales of equity securities	4,287	802	592
Total realized gains	4,306	805	648
Realized losses:
Losses on sales of fixed maturity securities	(418)	(48)	—
Losses on sales of equity securities	(421)	(149)	(149)
Total realized losses	(839)	(197)	(149)
Net realized investment gains	3,467	608	499
Net unrealized losses on equity securities	(6,036)	—	—
Net realized and unrealized (losses) gains on investments	$(2,569)	$608	$499

The Company places securities on statutory deposit with certain state agencies to retain the right to do business in those states. These securities are included in available‑for‑sale investments on the balance sheet. At December 31, 2018 and 2017, the carrying value of securities on deposit with state regulatory authorities was $5.0 million and $5.0 million, respectively.